Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 6,202	$ 5,271
Non-interest income	8,892	7,795
Total revenue	15,094	13,066
Provision for credit losses	532	105
Insurance policyholder benefits, claims and acquisition expense	1,545	997
Non-interest expense	7,675	6,580
Net income (loss) before income taxes	5,342	5,384
Income taxes (recoveries)	2,128	1,289
Net income	3,214	4,095
Non-interest expense includes:
Depreciation and amortization	683	650
Total assets	1,933,019		$ 1,917,219
Total liabilities	1,825,220		1,809,044
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	4,007	3,229
Non-interest income	1,534	1,574
Total revenue	5,541	4,803
Provision for credit losses	401	129
Non-interest expense	2,229	2,022
Net income (loss) before income taxes	2,911	2,652
Income taxes (recoveries)	785	678
Net income	2,126	1,974
Non-interest expense includes:
Depreciation and amortization	241	233
Total assets	605,870		602,824
Total liabilities	605,798		602,741
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,225	853
Non-interest income	3,360	3,165
Total revenue	4,585	4,018
Provision for credit losses	66	(12)
Non-interest expense	3,434	2,944
Net income (loss) before income taxes	1,085	1,086
Income taxes (recoveries)	237	265
Net income	848	821
Non-interest expense includes:
Depreciation and amortization	301	274
Total assets	209,759		206,466
Total liabilities	206,943		206,415
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,891	1,399
Total revenue	1,891	1,399
Insurance policyholder benefits, claims and acquisition expense	1,545	997
Non-interest expense	156	147
Net income (loss) before income taxes	190	255
Income taxes (recoveries)	42	58
Net income	148	197
Non-interest expense includes:
Depreciation and amortization	14	15
Total assets	23,421		21,918
Total liabilities	23,994		22,588
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	768	1,296
Non-interest income	2,353	1,696
Total revenue	3,121	2,992
Provision for credit losses	65	(12)
Non-interest expense	1,701	1,529
Net income (loss) before income taxes	1,355	1,475
Income taxes (recoveries)	132	353
Net income	1,223	1,122
Non-interest expense includes:
Depreciation and amortization	127	126
Total assets	1,035,486		1,025,892
Total liabilities	1,038,579		1,025,603
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	202	(107)
Non-interest income	(246)	(39)
Total revenue	(44)	(146)
Non-interest expense	155	(62)
Net income (loss) before income taxes	(199)	(84)
Income taxes (recoveries)	932	(65)
Net income	(1,131)	(19)
Non-interest expense includes:
Depreciation and amortization	0	$ 2
Total assets	58,483		60,119
Total liabilities	$ (50,094)		$ (48,303)